9. Trade receivables (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details 3Abstract
Write-offs	R$ (184,555)	R$ (171,729)	R$ (177,492)
(Losses)/reversal with state entities - related parties	1,294	21,510	(7,292)
Losses with private sector / government entities	(61,315)	(75,973)	(144,217)
Losses with wholesale customers	(29,458)	9,781	(2,596)
Recoveries	107,307	133,730	241,109
Amount reported in selling expenses	R$ (166,727)	R$ (82,681)	R$ (90,488)